Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss)	$ (189,112)	$ 2,513	$ (50,196)
Depreciation	27,156	33,864	32,466
Amortization and write off of deferred financing costs	2,234	1,946	2,539
Amortization of Debt Discount	3,965	1,464
Translation gain of foreign currency denominated loan	(294)	(159)
Stock-based compensation expense	1,412	2,024	3,467
Change in fair value of financial instruments	(2,835)	(865)	(2,635)
Amortization of deferred gain on sale and leaseback of vessels and write-off of seller's credit			(7,799)
Amortization of fair value of below market time charter			(3,911)
Loss on sale of other fixed assets	81	54	165
(Gain)/Loss on sale of vessels	62,543	(5,101)
Vessels Impairement charge	114,674		36,638
Provision for Doubtful Accounts		160	1,017
Trade accounts receivable	(2,189)	(314)	2,863
Deferred vessel lease payments	543	(543)
Insurance claims	(876)	(1,127)	(2,666)
Inventories	660	(171)	476
Advances to various creditors	(57)	308	373
Prepayments and other	632	243	2,340
Due from related Parties	(74)
Other Long Term Receivable	(1,841)
Due to related Parties	(234)	1,797
Accounts payable	2,473	663	(5,048)
Accrued liabilities	(75)	(658)	(2,474)
Unearned revenue	(3,007)	(496)	(1,039)
Net Cash provided by Operating Activities	15,779	35,602	6,576
Vessel acquisitions		511	(136,678)
Insurance claims recoveries	872	1,310	2,656
Decrease / (Increase) in restricted cash	6,158	4,600	30,331
Net proceeds from sale of vessels	118,220	19,473
Net proceeds from sale of other fixed assets	35	254	156
Acquisition of other fixed assets	(356)	(416)	(836)
Net Cash (used in) provided by Investing Activities	124,929	25,732	(104,371)
Proceeds from convertible debt	2,000	4,000
Proceeds from debt	2,782		111,670
Principal payments of debt	(27,637)	(40,674)	(44,774)
Prepayment of debt	(124,000)	(23,950)	(9,500)
Financial instrument termination payments	(364)		(5,000)
Proceeds from issuance of common stock, net of issuance costs	6,833	(27)	2,569
Repurchase and cancellation of common stock			(732)
Payment of financing costs	(616)	(842)	(2,680)
Net Cash provided by (used in) Financing Activities	(141,002)	(61,493)	51,553
Effect of exchange rate changes on cash	294	159
Net (decrease) increase in cash and cash equivalents	(294)	(159)	(46,242)
Cash and cash equivalents at beginning of year			46,242
Cash and cash equivalents at end of the period
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid net of capitalized interest	10,180	11,476	16,764
Capital leases
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING ACTIVITIES
Fair value of below market time charter
Amounts owed for capital expenditures at the end of year		$ 14	$ 52